PSI STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 50.6%
	EQUITY - 50.6%
57,577	Direxion Daily S&P 500 Bull 3X	$ 4,213,486
7,321	Vanguard S&P 500 ETF	2,753,208
		6,966,694

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,678,813)	6,966,694

	OPEN END FUND — 27.3%
	MIXED ALLOCATION - 27.3%
41,196	Rydex Series Trust - Nova Fund, Retail Class (Cost $3,650,000)	3,760,818

	TOTAL INVESTMENTS - 77.9% (Cost $10,328,813)	$ 10,727,512
	OTHER ASSETS IN EXCESS OF LIABILITIES- 22.1%	3,036,390
	NET ASSETS - 100.0%	$ 13,763,902

ETF	- Exchange-Traded Fund